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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_] Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Euclid Advisors LLC
Address: 100 Pearl Street, Hartford, CT 06103


Form 13F File Number: 028-____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin J. Carr
Title:   Senior Vice President and Secretary
Phone:   (860) 263-4791


Signature, Place and Date of Signing:

   /s/ Kevin J. Carr             Hartford, CT             November 9, 2011
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F Summary Page


                                Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $3,438,819 (thousands)

List of Other Included Managers:

NONE

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                          FORM 13F INFORMATION TABLE
                    REPORTING MANAGER: EUCLID ADVISORS LLC
                   FOR THE QUARTER ENDED: SEPTEMBER 30, 2011

COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5              COLUMN 6  COLUMN 7       COLUMN 8
--------           -------- --------- -------- ---------            ---------- -------- ---------------------
                                                                                               VOTING
                                                SHARES                                        AUTHORITY
                    TITLE                         OR                                    ---------------------
                      OF               VALUE   PRINCIPAL  SH   PUT  INVESTMENT  OTHER     SOLE    SHARED NONE
NAME OF ISSUER      CLASS    CUSIP    (x1000)   AMOUNT   /PRN /CALL DISCRETION MANAGER    (A)      (B)   (C)
--------------     -------- --------- -------- --------- ---- ----- ---------- -------- --------- ------ ----
ABBOTT LABS        COM      002824100  16,978    332,000  SH           SOLE               332,000
ALASKA AIR GROUP
  INC              COM      011659109  16,268    289,000  SH           SOLE               289,000
ALCOA INC          COM      013817101   9,484    991,000  SH           SOLE               991,000
ALPHA NATURAL
  RESOURCES INC    COM      02076X102   4,529    256,000  SH           SOLE               256,000
ALTRIA GROUP INC   COM      02209S103  17,480    652,000  SH           SOLE               652,000
AMAZON COM INC     COM      023135106  21,623    100,000  SH           SOLE               100,000
APPLE INC          COM      037833100  28,589     75,000  SH           SOLE                75,000
AUTOZONE INC       COM      053332102  14,970     46,900  SH           SOLE                46,900
BANK OF AMERICA
  CORPORATION      COM      060505104   9,884  1,615,000  SH           SOLE             1,615,000
BIOGEN IDEC INC    COM      09062X103  17,046    183,000  SH           SOLE               183,000
CATERPILLAR INC
  DEL              COM      149123101  13,439    182,000  SH           SOLE               182,000
CF INDS HLDGS INC  COM      125269100  11,352     92,000  SH           SOLE                92,000
CHESAPEAKE
  ENERGY CORP      COM      165167107  14,078    551,000  SH           SOLE               551,000
CHEVRON CORP
  NEW              COM      166764100  15,913    172,000  SH           SOLE               172,000
CITIGROUP INC      COM
                   NEW      172967424  10,658    416,000  SH           SOLE               416,000
CLIFFS NATURAL
  RESOURCES INC    COM      18683K101  11,053    216,000  SH           SOLE               216,000
COMCAST CORP
  NEW              CL A     20030N101  16,093    770,000  SH           SOLE               770,000
CONOCOPHILLIPS     COM      20825C104  15,830    250,000  SH           SOLE               250,000
CUMMINS INC        COM      231021106  14,454    177,000  SH           SOLE               177,000
DARDEN
  RESTAURANTS
  INC              COM      237194105  14,792    346,000  SH           SOLE               346,000
DEERE & CO         COM      244199105  14,464    224,000  SH           SOLE               224,000
DU PONT E I DE
  NEMOURS & CO     COM      263534109  13,630    341,000  SH           SOLE               341,000
EL PASO CORP       COM      28336L109  14,491    829,000  SH           SOLE               829,000
FOSTER WHEELER
  AG               COM      H27178104  12,862    723,000  SH           SOLE               723,000
FREEPORT-
  MCMORAN
  COPPER & GO      COM      35671D857  10,992    361,000  SH           SOLE               361,000
GILEAD SCIENCES
  INC              COM      375558103  17,188    443,000  SH           SOLE               443,000
GOLDMAN SACHS
  GROUP INC        COM      38141G104  13,142    139,000  SH           SOLE               139,000
HALLIBURTON CO     COM      406216101  11,994    393,000  SH           SOLE               393,000
INTEL CORP         COM      458140100  15,635    733,000  SH           SOLE               733,000
INTERNATIONAL
  BUSINESS MACHS   COM      459200101  15,578     89,000  SH           SOLE                89,000
ISHARES TR         IBOXX
                   INV
                   CPBD     464287242   6,262     55,740  SH           SOLE                55,740
ISHARES TR         BARCLYS
                   7-10 YR  464287440   6,552     62,360  SH           SOLE                62,360
ISHARES TR         MSCI
                   EMERG
                   MKT      464287234   2,653     75,640  SH           SOLE                75,640
ISHARES TR         S&P NTL
                   AMTFREE  464288414   6,259     58,691  SH           SOLE                58,691
ISHARES TR         DJ US
                   REAL
                   EST      464287739   3,048     60,280  SH           SOLE                60,280
LINCOLN NATL
  CORP IND         COM      534187109   7,252    464,000  SH           SOLE               464,000
LULULEMON
  ATHLETICA INC    COM      550021109  14,692    302,000  SH           SOLE               302,000
MCDONALD'S CORP    COM      580135101  15,983    182,000  SH           SOLE               182,000
MONSANTO CO
  NEW              COM      61166W101  14,950    249,000  SH           SOLE               249,000
NUCOR CORP         COM      670346105  11,359    359,000  SH           SOLE               359,000
OCCIDENTAL PETE
  CORP DEL         COM      674599105  13,299    186,000  SH           SOLE               186,000
PEPSICO INC        COM      713448108  16,094    260,000  SH           SOLE               260,000
PETROLEO
  BRASILEIRO SA    SPONS.
  PETRO            ADR      71654V408   6,129    273,000  SH           SOLE               273,000
POTASH CORP SASK
  INC              COM      73755L107  12,707    294,000  SH           SOLE               294,000
POWERSHARES DB     UNIT
  CMDTY IDX TRA    BEN
                   INT      73935S105  34,962  1,358,800  SH           SOLE             1,358,800
POWERSHARES DB     COM UT
  G10 CURCY HAR    BEN INT  73935Y102  23,069  1,005,200  SH           SOLE             1,005,200

COLUMN 1            COLUMN 2  COLUMN 3  COLUMN 4 COLUMN 5               COLUMN 6  COLUMN 7        COLUMN 8
--------           ---------- --------- -------- ----------            ---------- -------- ----------------------
                                                                                                   VOTING
                                                  SHARES                                         AUTHORITY
                     TITLE                          OR                                     ----------------------
                       OF                VALUE   PRINCIPAL   SH   PUT  INVESTMENT  OTHER      SOLE    SHARED NONE
NAME OF ISSUER       CLASS     CUSIP    (x1000)   AMOUNT    /PRN /CALL DISCRETION MANAGER     (A)      (B)   (C)
--------------     ---------- --------- -------- ---------- ---- ----- ---------- -------- ---------- ------ ----
QUALCOMM INC       COM        747525103  15,270     314,000  SH           SOLE                314,000
SANDISK CORP       COM        80004C101  15,494     384,000  SH           SOLE                384,000
SCHLUMBERGER LTD   COM        806857108  12,603     211,000  SH           SOLE                211,000
SELECT SECTOR      SBI
  SPDR TR          CONS
                   STPLS      81369Y308 669,298  22,535,280  SH           SOLE             22,535,280
SELECT SECTOR      SBI
  SPDR TR          INT-UTILS  81369Y886 660,013  19,619,890  SH           SOLE             19,619,890
SELECT SECTOR      SBI
  SPDR TR          HEALTHCARE 81369Y209 564,213  17,787,280  SH           SOLE             17,787,280
SPDR SERIES TRUST  BRCLYS
                   1-3MT ETF  78464A680 780,120  17,014,620  SH           SOLE             17,014,620
UNION PAC CORP     COM        907818108  15,762     193,000  SH           SOLE                193,000
UNITED CONTL
  HLDGS INC        COM        910047109  15,155     782,000  SH           SOLE                782,000
UNITEDHEALTH
  GROUP INC        COM        91324P102  15,266     331,000  SH           SOLE                331,000
VERIZON
  COMMUNICATIONS
  INC              COM        92343V104  15,382     418,000  SH           SOLE                418,000
VISA INC           COM CL A   92826C839  15,515     181,000  SH           SOLE                181,000
WILLIAMS COS INC
  DEL              COM        969457100  14,969     615,000  SH           SOLE                615,000